8. Notes And Loans Payable (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2019	Dec. 31, 2018
Lease payable	$ 140,317	$ 64,898	$ 40,521
Loans Payable Unrelated Party	215,979		665,488
Notes Payable - Unrelated Party	25,343
Notes Payable - Related Party	46,176	296,916	174,955
Repayment of note payable	68,684
Auto Loan [Member]
Notes Payable - Unrelated Party	64,673	11,783
Note 1 [Member]
Notes Payable - Related Party	$ 50,000		50,000
Debt maturity date	Sep. 07, 2016
Debt stated interest rate	8.00%
Note 2 [Member]
Notes Payable - Related Party	$ 50,000		50,000
Debt maturity date	Nov. 17, 2016
Debt stated interest rate	8.00%
Note 4 [Member]
Notes Payable - Related Party	$ 0	$ 410,000
Debt stated interest rate		10.00%
Note payable [Member] | Red Rock [Member]
Notes Payable - Related Party			50,747
Note payable [Member] | Platinum Tax Defenders [Member]
Notes Payable - Related Party			165,242
Shareholder [Member]
Notes Payable - Unrelated Party	$ 10,989	$ 10,949	$ 10,989